Note 16 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Loss for the year before income taxes	$ (6,071)	$ (4,557)
Statutory tax rate	27.00%	27.00%
Recovery of income taxes computed at statutory rates	$ 1,639	$ 1,230
Share based payments	(843)	(694)
Mexican inflationary adjustments	(699)	(600)
Differing effective tax rate on loss in foreign jurisdiction	(34)	4
Unrecognized deferred tax assets	1,120	(2,680)
Impact of foreign exchange and other	(2,209)	2,871
Total income tax (expense) benefit	$ (1,026)	$ 131